Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Federal - current provision	$ 1,227	$ 775
Federal - deferred provision (benefit)	459	(335)
Total Federal provision	1,686	440
State - current provision (benefit)	216	(10)
State - deferred provision	324	339
Total state provision	540	329
Total provision for income taxes	$ 2,226	$ 769